

Vlad Tenev @vladtenev · Sep 15
For decades, the wealthy had exclusive access to private investments while everyday people were shut out. That's changing with Robinhood Ventures. Soon, retail investors can join investment opportunities once reserved for the elite.
Robinhood @RobinhoodApp · Sep 15
Many ground-breaking companies stay private for years. Soon, everyone will be able to invest in them before they go public. Stay tuned for more updates on Robinhood Ventures: robinhood.com/ventures
Invest in private companies
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Invest in private companies
Many ground-breaking companies stay private for years. Soon, everyone will be able to invest in them before they go public.
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Interested in having your company join the fund?
Send us a note at ventures@robinhood.com
Learn More About Robinhood Ventures Fund I
What is a closed-end fund?
A closed-end fund is an investment company that is registered under the Investment Company Act of 1940. A closed-end fund does not offer investors redemption rights and can invest up to 100% of its assets in illiquid investments. RVI plans to list on a national securities exchange to provide investors with the ability to trade shares of the fund, offering intra-day liquidity.
What will RVI invest in?
RVI's investment program will focus on a concentrated portfolio of private companies at the frontiers of their respective industries. RVI plans to hold investments for the long term through IPO and beyond, and will seek to invest across a number of sectors.
Will I know what companies RVI invests in?
Yes. RVI will be required to provide the public with periodic disclosures, including a schedule of investments that shows the name of each issuer in which RVI has invested.
Do I need to be an "accredited investor" to invest in RVI?
No. RVI plans to conduct an initial public offering (IPO) that will not be limited to accredited investors, and following its IPO will be a publicly traded fund.
Who will manage RVI's investments?
RVI's investments will be managed by Robinhood Ventures DE, LLC, which will be registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940. Robinhood Ventures DE, LLC was formed in August 2025, has limited investing history and is a wholly owned subsidiary of Robinhood.
A registration statement relating to common stock of Robinhood Ventures Fund I ("RVI") has been filed with the Securities and Exchange Commission (the "SEC") but has not yet become effective. The information in the registration statement and this communication is not complete and may be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This communication is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. Any offers, solicitations of offers to buy, or any sales of securities will be made in accordance with the registration requirements of the Securities Act of 1933, as amended. The offering of common stock of RVI will be made only by means of a prospectus forming part of the registration statement Copies of the preliminary prospectus relating to the offering, when available, may be obtained from RVI by e-mailing corporate-legal-group@robinbood.com. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of RVI before investing. The prospectus, which will contain this and other information about RVI, should be read carefully before Investing.
Forward-Looking Statements
This communication includes 'forward looking statements,' including with respect to RVI's proposed initial public offering and RVI's current and prospective portfolio investments. These statements include statements about our ability to register the public offering of shares of RVI with the SEC, RVI's investment objectives, RVI's intent to hold a concentrated portfolio of private companies at the frontiers of their respective industries. RVI's intent to hold these companies for the long term, whether any of RVI's portfolio companies will themselves conduct an IPO. and other forward-looking statements. You can sometimes identify forward-looking statements through the use of words or phrases such as "will" or 'expect" and similar words and expressions of the future. Forward-looking statements involve known and unknown risks, uncertainties and assumptions, including the risks outlined under "Risks" in the preliminary prospectus and elsewhere in RVI's filings with the SEC. which may cause actual results to differ materially from any results expressed or implied by any forward-looking statement. RVI and Robinhood have no obligation, and do not undertake any obligation, to update or revise any forward-looking statement made in this communication to reflect changes since the date of this communication, except as required by law.
Brokerage Customer Relationship Summary | FINRA's BrokerCheck
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Brokerage Customer Relationship Summary | FINRA's BrokerCheck
All investments involve risk and loss of principal is possible.
Brokerage services are offered through Robinhood Financial LLC, ("RHF") a registered broker dealer (member SIPC).
Robinhood Ventures DE, LLC ("Robinhood Ventures" or "RHV") is an investment adviser and provides advisory services to Robinhood Ventures Fund I.
RHF and RHV are separate, but affiliated companies.
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